Subsequent Events - Additional Information (Detail)	12 Months Ended				0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2013 NOK	Mar. 14, 2014 Subsequent Event [Member] Alp Maritime Services Bv [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Alp Maritime Services Bv [Member] USD ($)	Mar. 14, 2014 Subsequent Event [Member] Alp Maritime Services Bv [Member] Cash [Member] USD ($)	Mar. 31, 2014 Subsequent Event [Member] Alp Maritime Services Bv [Member] Newbuildings [Member] Vessel	Mar. 14, 2014 Subsequent Event [Member] Alp Maritime Services Bv [Member] Contingent consideration [Member] USD ($)	Mar. 14, 2014 Subsequent Event [Member] Alp Maritime Services Bv [Member] Delivered [Member] USD ($)	Mar. 14, 2014 Subsequent Event [Member] Alp Maritime Services Bv [Member] Contingent Consideration On Operating Results [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] Norwegian Kroner Bond Due In January Two Thousand Nineteen [Member] NOK
Subsequent Event [Line Items]
Senior unsecured bonds issued				600,000,000									1,000,000,000
Senior unsecured bonds issued												162,200,000
Fixed interest rate on loans												6.28%	6.28%
Percentage of noncontrolling interest acquired			49.00%		100.00%
Expected cost of newbuildings					258,000,000
Purchase price paid	286,645,000		60,683,000		6,100,000		2,600,000		3,500,000
Contingent consideration payable										2,400,000	2,600,000
Acquisition-related costs						$ 1,000,000
Number of vessels								4